NOTE 7. GOING CONCERN AND UNCERTAINTY	12 Months Ended
Jun. 30, 2012
Liquidity Disclosure [Abstract] (Deprecated 2009-01-31)
NOTE 7. GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception and has a negative working capital. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new investors to alleviate the Company’s working deficiency, and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to resolve it liquidity problems and increase profitability in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.